INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets relating to:
Allowance for loan losses	$ 3,044	$ 3,869
Deferred compensation	401	404
Supplemental executive retirement plan	61	61
Net operating loss/net economic loss	295	2,140
Write-downs on foreclosed real estate	107	354
AMT tax credit	58	58
Other	71	142
Total deferred tax assets	4,037	7,028
Deferred tax liabilities relating to:
Premises and equipment	(730)	(750)
Deferred loan fees/costs	(22)	(18)
Unrealized gain on available-for-sale securities	(699)	(806)
Core deposit intangible	(115)	(210)
Other	0	(95)
Total deferred tax liabilities	(1,566)	(1,879)
Net recorded deferred tax asset, included in other assets	$ 2,471	$ 5,149